Equipment Held Under Capital Leases	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Leases
Capital Leases in Financial Statements of Lessee Disclosure [Text Block]

[7] Equipment Held Under Capital Leases

The Company’s equipment held under the capital lease obligations is summarized as follows:

	September 30,	December 31,
	2011	2010

Showroom Equipment	$ 40,000	$ 40,000
Less: Accumulated Amortization	30,667	24,667

Equipment Held under Capitalized Lease Obligations - Net	$ 9,333	$ 15,333

Amortization related to the equipment held under capital leases is calculated using the straight-line method over the five year useful lives of the assets.  Amortization for the three months ended September 30, 2011 and 2010, and the nine months ended September 30, 2011 and 2010, amounted to approximately $2,000, $2,000, 6,000 and $6,000, respectively.

Interest expense related to capital leases for the three months ended September 30, 2011 and 2010 and the nine months ended September 30, 2011 and 2010, amounted to approximately $-0-, $1,000, $500, and $3,000, respectively.

[8] Equipment Held Under Capital Leases

The Company's equipment held under the capital lease obligations as of December 31, 2010 and 2009 is summarized as follows:

	December 31,	December 31,
	2010	2009

Showroom Equipment	$40,000	$96,000
Less: Accumulated Amortization	24,667	54,933

Equipment Held under Capitalized Lease Obligations - Net	$15,333	$41,067

Amortization related to the equipment held under capital leases is calculated using the straight-line method over the five year useful lives of the assets.  For the years ended December 31, 2010 and 2009, amortization was approximately $9,000 and $19,000, respectively.

As of December 31, 2010 the future minimum lease payments under the capital leases are as follows:

2011	$16,357
Less: Amount Representing Imputed Interest	1,701

Present Value of Net Minimum Capital Lease Payments	14,656
Less: Current Portion of Capitalized Lease Obligations	14,656

Non Current Portion of Capitalized Lease Obligations	$--

Interest expense related to capital leases for the years ended December 31, 2010 and 2009 was approximately $4,000 and $5,000, respectively.